Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Vessels and equipment	$ 58,825	$ 76,582
Tax losses carried forward	427,443	380,299
Other	64,194	95,312
Total deferred tax assets	550,462	552,193
Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624
Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)
Net deferred tax assets	$ 28,735	$ 22,316